ACCOUNTING POLICIES - Critical judgements and accounting estimates (Details) - GBP (£) £ in Millions	Jun. 30, 2026	May 01, 2026	Dec. 31, 2025
Disclosure of changes in accounting estimates [line items]
Goodwill	£ 1,868		£ 1,199
TSB
Disclosure of changes in accounting estimates [line items]
Goodwill		£ 669